          As filed with the Securities and Exchange Commission on April 20, 2001
                                                             File Nos. 333-25803
                                                                       811-08189

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 9
                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 10

                         FLEMING MUTUAL FUND GROUP, INC.
             (Exact Name of Registrant as Specified in its Charter)

                                 320 Park Avenue
                            New York, New York 10022
                     (Address of Principal Executive Office)

                                 (212) 508-3900
              (Registrant's Telephone Number, Including Area Code)

                               Steven J. Paggioli
                     Investment Company Administration, LLC
                            915 Broadway, Suite 1605
                            New York, New York 10011
                     (Name and Address of Agent for Service)

                     Please Send Copy of Communications to:

                              Cynthia Cobden, Esq.
                           Simpson, Thacher & Bartlett
                              425 Lexington Avenue
                               New York, NY 10017
                                 (212) 455-2000

It is proposed that this filing will become effective (check appropriate box):
               / /   Immediately upon filing pursuant to paragraph (b)
               /X/   On April 27, 2001, pursuant to paragraph (b) of Rule 485
               / /   60 days after filing pursuant to paragraph (a)(1)
               / /   On __(date)____, pursuant to paragraph (a)(1)
               / /   75 days after filing pursuant to paragraph (a)(2)
               / /   On __(date)____, pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:
               /X/ this post-effective amendment designates a new effective date for a previously file post-effective amendment.

                               EXPLANATORY NOTE

The prospectuses for the class A, B, C and Institutional shares of the Mid Cap Value Fund and Small Cap Growth Fund are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A on February 22, 2001.

The statement of additional information for the class A, B, C and Institutional shares of the Mid Cap Value Fund and Small Cap Growth Fund are incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A on February 22, 2001.

                         FLEMING MUTUAL FUND GROUP, INC.
                                    FORM N-1A
                                     PART C

Item 23. Exhibits:

      (1)      Articles of Incorporation
               (a) Agreement and Declaration of Trust.(1)
               (b) Articles of Incorporation.(2)
               (b) Articles of Merger.(2)
      (2)      (a) By-Laws.(1)
               (b) By-Laws.(2)
      (3)      Instruments Defining Rights of Security Holders - Not applicable.
      (4)      Investment Advisory Agreement.(3)
      (5)      Distribution Agreement.(4)
      (6)      Benefit Plan(s) - Not applicable.
      (7)      Custodian Agreement.(4)
      (8)      (a) Administration Agreement.(4)
               (b) Transfer Agent Agreement.(4)
               (c) Account Services Agreement.(4)
               (d) Form of  Operating Expense Agreement.(3)
      (9)      Opinion and Consent of Counsel as to legality of Shares.
               To be filed by Amendment.
      (10)     Opinion and Consent of Independent Auditors.
               To be filed by Amendment.
      (11)     Financial Statements omitted from Item 23 - Not applicable.
      (12)     Initial Capital Agreements - Not applicable.
      (13)     Rule 12b-1 Plan - To be filed by Amendment.
      (14)     Financial Data Schedule - No longer required.
      (15)     Rule 18f-3 Plan - To be filed by Amendment.
      (16)     Code of Ethics
               (a) Fleming Mutual Fund Group, Inc.(6)
               (b) Robert Fleming Inc.(6)
               (c) First Fund Distributors, Inc.(6)

----------

(1) Incorporated by reference to the Form N-1A Registration Statement filed on April 24, 1997.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 30, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Form N-1A Registration Statement filed on January 25, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on April 30, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 5 to the Form N-1A Registration Statement filed on February 1, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 6 to the Form N-1A Registration Statement filed on November 29, 2000.

Item 24. Persons Controlled by or Under Common Control with Registrant.

              Not applicable.

Item 25. Indemnification.

              Article VIII of the Articles of Incorporation, filed as Exhibit 1(b) to the Registration Statement, is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of

1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

                  Information about Fleming Mutual Fund Group, Inc. is set forth in Part B under "Management of the Corporation and the Funds."

Item 27. Principal Underwriter.

         (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

                  Advisors Series Trust
                  Brandes Investment Funds
                  Builders Fixed Income Fund, Inc.
                  Dessauer Global Equity Fund
                  Fleming Mutual Fund Group, Inc.
                  Fremont Mutual Funds, Inc.
                  Investec Funds
                  Investors Research Fund, Inc,
                  Jurika & Voyles Fund Group
                  Kayne Anderson Mutual Funds
                  Masters' Select Investment Trust
                  PIC Investment Trust
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  Rochdale Investment Trust
                  RNC Mutual Fund Group, Inc.
                  The Purisima Funds
                  Trust For Investment Managers


         (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

Name and Principal                       Position and Offices with First Fund         Positions and Offices
Business Address*                        Distributors, Inc.                           with Registrant
-----------------                        ------------------------------------         ---------------------
Robert H. Wadsworth                      President and Treasurer                               N/A

Steven J. Paggioli                       Vice President and Secretary                 Assistant Secretary

Eric M. Banhazl                          Vice President                               Assistant Treasurer

* The principal business address of persons and entities listed is 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018.

Item 28. Location of Accounts and Records.

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                          Firstar Institutional Custody Services
                          425 Walnut Street
                          Cincinnati, OH  45202

                  (b) With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant's Administrator:

                          Investment Company Administration, LLC
                          2020 E. Financial Way
                          Suite 100
                          Glendora, CA 91741

                  (c)     With respect to Rules 31a-1(b)(5), (6), (7), (9),
                  (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's
                  Adviser:

                          Robert Fleming Inc.
                          320 Park Avenue
                          New York, NY  10022

                  (d) With respect to Rules 31a-1(b)(iv) and (8), the required books and records are maintained at the offices of Registrant's Transfer Agent and Accounting Services Agent:

                          Countrywide Fund Services, Inc.
                          312 Walnut Street
                          21st Floor
                          Cincinnati, Ohio 45202

                  (e) With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant's Principal Underwriter:

                          First Fund Distributors, Inc.
                          4455 E. Camelback Road
                          Suite 261E
                          Phoenix, AZ 85018

Item 29. Management Services.

                  There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings.

                  None.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of April, 2001.

                                           Fleming Mutual Fund Group, Inc.


                                           By: /s/ Jonathan K. L. Simon
                                               -----------------------------
                                               Jonathan K. L. Simon
                                               President

Attest:

/s/ Arthur A. Levy
------------------------
Arthur A. Levy, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.


/s/ Jonathan K. L. Simon         President and Chairman of the     April 20, 2001
---------------------------      Board
Jonathan K. L. Simon

/s/ Robert E. Marks*             Director                          April 20, 2001
---------------------------
Robert E. Marks

/s/ Michael A. Petrino*          Director                          April 20, 2001
---------------------------
Michael A. Petrino

/s/ Dominic S. Solly*            Director                          April 20, 2001
---------------------------
Dominic S. Solly

/s/ Arthur A. Levy               Treasurer                         April 20, 2001
---------------------------      (Chief Financial Officer)
Arthur A. Levy


*By: /s/ Larry A. Kimmel
     ----------------------
     Larry A. Kimmel, pursuant to a Power of Attorney as filed with Post-Effective Amendment No. 1